ANNUAL REPORT

                               June 30, 2001






                                      [LOGO]   THE
                                             ADVOCACY
                                               FUND






                               INVESTING FOR
                               A BETTER WORLD

                                TABLE OF CONTENTS
--------------------------------------------------------------------------------



    A Message to Our Shareholders.......................................2

    Proxy Voting Record.................................................8

    Performance Chart and Analysis.....................................10

    Schedule of Investments............................................11

    Statement of Assets and Liabilities................................13

    Statement of Operations............................................14

    Statement of Changes in Net Assets.................................15

    Financial Highlights...............................................16

    Notes to Financial Statements......................................17

    Independent Auditors' Report.......................................20


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


 [LOGO]   THE
        ADVOCACY     A MESSAGE TO OUR SHAREHOLDERS
          FUND


Dear Shareholders:

Equity markets have been challenging since The Advocacy Fund's (the "Fund") inception on September 1, 2000. For the period from September 1, 2000 to our fiscal year end on June 30, 2001, the Fund's total return was -24.30%. In comparison, the total return of the average Lipper Large Cap Core fund was -19.44%, while the S&P 500 Index (the "Index") had a total return of -18.69% for the period.



                                    Three Months:    Six Months:     Nine Months:     Cumulative:
                                     3/31/01 to      12/31/00 to      9/30/00 to      Inception to
                                       6/30/01         6/30/01          6/30/01         6/30/01

Advocacy Fund                           3.13%          -10.63%          -18.69%         -24.30%
Lipper Large Cap Core Average           4.94%           -8.56%          -15.33%         -19.44%
S&P 500 Index                           5.85%           -6.69%          -13.99%         -18.69%



PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE RESULTS.
PLEASE REFER TO PAGES 7 AND 10 FOR  ADDITIONAL  FUND  PERFORMANCE AND IMPORTANT
DISCLOSURE INFORMATION.


MANAGER'S DISCUSSION AND ANALYSIS

INVESTMENT PERFORMANCE. The Fund, as a large capitalization core equity fund, invests primarily in the common stock of companies with market values greater than $10 billion, whose earnings prospects we believe to be slightly higher than their industry and whose prices do not fully reflect their value. Since the Fund's inception, smaller companies have performed better in general than larger companies, and companies that are attractive primarily for their price have done better than companies attractive because of their expected growth rate.

Since the Fund's inception on September 1, 2000, our strategy has been to invest the initial assets of the Fund and to build a diversified, large-capitalization portfolio that broadly reflects the overall characteristics of the market. As we built the portfolio, we incurred a higher than normal amount of stock-specific risk, because the portfolio's small initial size limited the number of stocks that could be purchased without incurring excessive trading costs. Furthermore, at the same time, the market was experiencing unusual levels of volatility. As the year progressed, and the Fund grew, we were able to expand the number and diversity of the Fund's holdings. Consistent with overall trends in the market, the Fund's total return for the period since inception reflects poor results in the technology sector, offset by better results in healthcare and consumer staples.

Our investment in technology and telecommunications companies, particularly our focus on providers of services and equipment to major users of the internet such as Cisco, Oracle, Sun Microsystems, and EMC, and on telecommunications equipment providers such as ADC Telecommunications (down 64%) and Nokia (down 35%) contributed significantly to losses sustained during the year. We were underweighted in IBM and market weighted in Microsoft, both of which recovered substantially from losses experienced earlier in 2000. Our strategy of avoiding the internet-based dot.coms was a sound one, but we did not foresee the substantial effect that re-sale (at fire sale prices) of the components and systems originally purchased by the dot.coms would have on the inventories and profits of such companies as Cisco and Sun


   2  --------------------------------------------------------------------------


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                                                      [LOGO]   THE
   A MESSAGE TO OUR SHAREHOLDERS                             ADVOCACY
                                                               FUND


Microsystems. In telecommunications, we focused on the wireless and regional Bell operating companies. The wireless telecommunications sector faltered as the debt loads accumulated by companies bidding for third generation licenses grew increasingly burdensome and as technical difficulties extended the horizon for actual installation of the next generation of wireless technology.

On the positive side, more domestically focused companies such as Best Buy, FannieMae, Bank of America and TCF Financial (all up at least 45% from our initial purchase) added to the portfolio value.

SECTOR ALLOCATION. Currently, the Fund's sector allocation relative to the Index is slightly higher in Financials and Utilities and slightly lower in Consumer Staples, Energy, Industrials, and Communication Services.


[EDGAR Representation of Bar Chart:]

      SECTOR WEIGHTINGS AS OF JUNE 30, 2001

                                                    S+P 500       The
                                                     Index      Advocacy
                                                                  Fund

Consumer Discretionary                               13.1%       11.4%

Consumer Staples                                      7.6%        3.9%

Energy                                                6.9%        5.0%

Financials                                           17.4%       18.9%

Health Care                                          13.4%       12.3%

Industrials                                          11.3%        5.9%

Information Technology                               18.2%       18.1%

Materials                                             2.6%        1.4%

Telecommunication Services                            5.8%        4.3%

Utilities                                             3.8%        5.2%

                [Sector]


ECONOMIC REVIEW

In the 1960s, Bob Dylan sang "The Times They Are a Changin'" as an expression of hope in the unfolding social change movement. Dylan's words are relevant today, for during the last nine months, the times have also been changing, for the stock market, for socially conscious investing and for the Fund. Stock market euphoria began to evaporate in the months preceding the Fund's September launch, when the equity market entered its first bear market in a decade. The bursting of the New Economy stock market bubble, which led to the bankruptcy of many dot.com companies, continues to ripple through the economy, leading to significant earnings disappointments for well-established technology and capital goods firms.

------------------------------------------------------------------------    3

 [LOGO]   THE
        ADVOCACY     A MESSAGE TO OUR SHAREHOLDERS
          FUND


Economic growth slowed from a 5.7% rate in the second quarter of 2000 to 0.7% in the second quarter of 2001, but as of the date of this report, June 30, 2001, had not turned negative. The Federal Reserve responded to the economic slowdown with an unprecedented six rate cuts in as many months, lowering the Federal
Funds' rate from 6.5% to 3.75%. Historically, Federal Reserve rate cuts do stimulate the economy, although the timing is variable. We anticipate that economic growth will resume in response to the rate cuts by the end of 2001. Since prices in the stock market are based on expectations of FUTURE earnings, stock price changes tend to PRECEDE economic changes by three to six months.
While we expect that the market will continue to be volatile on a day-to-day basis, we also believe that the market bottom was reached in April.

Times have been changing on the political scene as well. Congress moved quickly to pass President Bush's $1.35 trillion tax cut over 10 years, the largest tax cut in American history. Tax cuts of this magnitude would generally be expected to have a significant stimulative effect on the economy, but this tax cut is unlikely to deliver an immediate and significant economic stimulus. The tax cut is spread over ten years, with most of the effect occurring in the last five years, and the benefits concentrated in the hands of a relatively small number of citizens. This legislation delivers 38% of the tax cuts to the top 1% of Americans by income, a group that collectively pays 23% of federal taxes, while granting the lowest 60% just 15% of the tax relief. The bottom 60% of taxpayers get 70% of their total tax relief in 2001; for the next nine years, more than 50% of the tax relief goes to the top 1% of taxpayers. We believe this pre-emptive reduction in the budget surplus, enacted prior to addressing Social Security and Medicare funding, will increase economic polarization in America as well as lead to significant financial impacts. Congressional promises to shore up Social Security, pay down the national debt and provide senior citizens with prescription drug benefits will either have to be scaled back or the economy could face a return to the budgetary deficits that were common only a few years ago.

In addition, the slowing economy is eroding the forecasted economic surplus on which the tax cuts were based. Slowing corporate tax revenues in May led the Congressional Budget Office to lower the expected surplus for the current fiscal year by $20 billion. If the economy continues to be weak, further reductions in surplus estimates can be expected.

A puzzling element of this economic slowdown is that employment and consumer spending have held up relatively well. Despite the slowing economy and an acceleration in the number of layoffs, particularly at large multinational companies, the unemployment rate has crept up only slightly from a low of 3.9% in September, 2000 to 4.5% in June, 2001. Why has employment held up so well, whereas in the 1960s and 1970s, an economic downturn led to predictable results
- layoffs, furloughs, and firings? Robert Reich, former Secretary of Labor in the Clinton Administration, argues that unemployment remains in check because businesses have successfully shifted much of their business risk on to employees and changed the terms of work. Supporting this argument are the following:

Pension plans have largely changed from defined benefit plans, where the company bears the investment risk, to defined contribution plans, where employees generally make the bulk of the contributions and bear the investment risk. In addition, more employees are receiving variable pay, such as commissions, bonuses and profit sharing, as key components of their

   4  --------------------------------------------------------------------------


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                                                     [LOGO]    THE
   A MESSAGE TO OUR SHAREHOLDERS                             ADVOCACY
                                                               FUND


compensation. When economic activity declines these workers still have their jobs, but they also have less pay. The results: unemployment levels remain modest, but economic insecurity is rising for a growing number of workers.

On the face of it, the dramatic declines in stock prices should have had a reverse wealth effect, leading to falling consumer spending. During 2000, many employees' 401(k) plans decreased in value, after a decade of increases. One would expect this decline in retirement assets to increase the economic insecurity of consumers and provide them with an incentive to increase their savings rate, but we have not yet seen this effect. Growth in consumer spending has flattened, but not declined.

ECONOMIC OUTLOOK AND STRATEGY

The months since the Fund's inception have been difficult ones for the market, and these factors are reflected in the Fund's investment performance. Nevertheless, we remain confident in our investment strategy and our approach. We anticipate that the stimulative economic effects of the Federal Reserve interest rate cuts and other events will soon be seen. We will continue to search for well managed companies with positive social characteristics that are attractively valued and which have reasonable expectations for growth in sales and earnings; we intend to be long-term investors. We believe that the current structure of the portfolio is appropriately positioned for the economic and market recovery that we expect.

SOCIAL ISSUES. While many Americans who care about social justice believe that the times are changing for the worse, we believe there are many hopeful signs. As in the 1960s, there is a resurgence of citizen activism, including activism in the shareholder arena, that should inspire hope. Your investment in the Fund is a sign of your belief in the effectiveness of such social activism.

The Fund was founded to press for progressive social change with the companies in which the Fund invests. Because the Fund is not eligible to file shareholder resolutions independently until after it has held a position of at least $2000 for at least one year, the Fund's efforts this year have focused on dialogue with companies in concert with the shareholder resolutions filed by TRILLIUM ASSET MANAGEMENT CORPORATION ("TRILLIUM ASSET MANAGEMENT"), the Fund's adviser.

Since the Funds' inception, TRILLIUM ASSET MANAGEMENT has addressed the following issues in dialogue with portfolio companies:

Unlike Exxon-Mobil and other American oil companies, British Petroleum ("BP") has acknowledged that global climate change is real and has taken some steps to reduce its own carbon dioxide emissions. However, we have pressed BP to go further in developing sustainable energy and to address concerns about its connection to the Arctic National Wildlife Refuge and Tibet.

Since BP has signaled its interest in moving "Beyond Petroleum," TRILLIUM ASSET MANAGEMENT has worked with Greenpeace to ask the company to report on how the company plans to make a transition from fossil fuels to sustainable energy. We also joined with the United States Public Interest Research Group to file a shareholder resolution, which BP successfully blocked, which focused on BP's plans to drill in the Arctic National Wildlife Refuge.

------------------------------------------------------------------------    5

 [LOGO]   THE
        ADVOCACY     A MESSAGE TO OUR SHAREHOLDERS
          FUND


TRILLIUM ASSET MANAGEMENT has also joined with the Free Tibet Campaign, United Kingdom, in filing a resolution that focused on BP's investment in PetroChina, which is building a pipeline in Tibet, amid significant concerns about Chinese respect for Tibetan autonomy and human rights.

On employment issues, we worked with both Bank of America and Home Depot to secure the release of their Equal Employment Opportunity data ("EEO-1 data"). EEO-1 data details workforce composition by race/ethnicity and sex. Home Depot also added a sexual orientation non-discrimination statement to their employment policy this year.

TRILLIUM ASSET MANAGEMENT participated in a discussion with Starbucks concerning the use of genetically modified ("GMO") ingredients in their products. The company relies on federal regulators to determine the safety of GMO ingredients, but is nonetheless working to provide alternatives due to widespread customer discomfort with them. Starbucks asserts that its core products, coffee and tea, are completely free of GMO ingredients, as is its soymilk. It is working to find GMO alternatives for its other products, such as milk. We will continue to monitor the company's progress.

The Fund has just purchased Target with the intent of pursuing two issues in dialogue with the company. With members of the Interfaith Center on Corporate Responsibility ("ICCR"), we are participating in discussions with management on the selling of merchandise bearing offensive or racist images of native Americans. We are also involved in another ICCR-led dialogue with Target aimed at improving conditions in foreign factories that supply merchandise to the retail chain.

TRILLIUM ASSET MANAGEMENT participated in discussions with Pepsi, to encourage the use of recycled plastic in their beverage containers. A commitment to the use of the recycled material by a major user of plastic such as Pepsi would substantially increase the end market for such plastic and encourage more recycling. A shareholder proposal on plastics recycling at Pepsi drew 8.3% of votes cast in May.*

TRILLIUM ASSET MANAGEMENT has written to AES Corp., a power generation company in the Fund's portfolio, concerning the environmental impact of their investment in the Bujagali Dam in Uganda. AES Corp.'s position is that that they are interested in emphasizing hydroelectric sources over alternative energy sources. We will continue to monitor this dam project. We will also continue to monitor Home Depot's agreement with shareholders to phase out the sale of old growth forest wood in their stores.

With Citigroup, the Fund and TRILLIUM ASSET MANAGEMENT joined a large coalition of shareholders concerned about predatory lending. Soon after Citigroup was initially purchased for the Fund, Citigroup announced the purchase of Associates First, a sub-prime lender, which raised concerns about Citigroup's involvement in predatory lending. After an extended dialogue, the proposed resolution on predatory lending was withdrawn. On June 29, 2001, Citigroup announced that it will no longer offer Single Premium Credit Insurance in connection with its mortgage lending. Single Premium Credit Insurance has been criticized as a major part of the constellation of practices of sub-prime lenders that together constitute predatory lending. While legal, this insurance is typically very expensive, highly profitable,

   6  --------------------------------------------------------------------------


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                                                     [LOGO]    THE
   A MESSAGE TO OUR SHAREHOLDERS                             ADVOCACY
                                                               FUND


and may drive up monthly mortgage payments to an amount equivalent to borrowing at a 15% to 20% interest rate. While Citigroup did not meet all of the requests put forward by shareholders, we felt that sufficient progress was made to withdraw the resolution.

TRILLIUM ASSET MANAGEMENT filed a second resolution asking Citigroup to incorporate environmental and human rights criteria into its lending and underwriting businesses. The resolution was withdrawn after Citigroup agreed to a series of meetings with top management responsible for lending and underwriting.

Finally, TRILLIUM ASSET MANAGEMENT has begun to discuss the issues of drug pricing and drug availability in developing countries, particularly the availability of drugs used to treat HIV and AIDS in Africa. We have written letters on these issues to both Merck and Johnson & Johnson.

The Fund's first year has been both challenging and exciting. We thank you for your support of and interest in The Advocacy Fund, and hope that this report helps you understand our investment philosophy and style and our shareholder activism. We look forward to working on your behalf in the years to come.

Sincerely,

/s/Cheryl Smith

Cheryl Smith, CFA

TRILLIUM ASSET MANAGEMENT CORPORATION


--------------------------

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE FUND'S HISTORICAL PERFORMANCE.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. THE FUND'S RETURN ASSUMES THE REINVESTMENT OF DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS. FOR THE PERIOD REPORTED, SOME OF THE FUND'S FEES AND EXPENSES WERE WAIVED; OTHERWISE, TOTAL RETURN WOULD HAVE BEEN LOWER.

LIPPER AVERAGES ARE COMPILED BY LIPPER INC., AN INDEPENDENT MUTUAL FUND RESEARCH AND RATING SERVICE. EACH LIPPER AVERAGE REPRESENTS A UNIVERSE OF FUNDS THAT ARE SIMILAR IN INVESTMENT OBJECTIVE. THE S&P 500 INDEX IS AN UNMANAGED INDEX REPRESENTING THE AVERAGE PERFORMANCE OF 500 WIDELY HELD, PUBLICLY TRADED, LARGE CAPITALIZATION STOCKS. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

THE VIEWS IN THIS REPORT WERE THOSE OF THE FUND MANAGER AS OF JUNE 30, 2001 AND MAY NOT REFLECT THE VIEWS OF THE MANAGER ON THE DATE THIS REPORT IS FIRST PUBLISHED OR ANY TIME THEREAFTER. THESE VIEWS ARE INTENDED TO ASSIST SHAREHOLDERS OF THE FUND IN UNDERSTANDING THEIR INVESTMENT IN THE FUND AND DO NOT CONSTITUTE INVESTMENT ADVICE.

*SHAREHOLDER PROPOSALS MUST GAIN 3% OF THE VOTE IN THEIR FIRST YEAR TO QUALIFY FOR RESUBMISSION IN THE FOLLOWING YEAR, SO THIS VOTE IS REGARDED AS STRONG. IN THEIR SECOND YEAR, PROPOSALS MUST GAIN 6%, AND IN THIRD AND SUBSEQUENT YEARS, 10% OR GREATER.

------------------------------------------------------------------------    7

 [LOGO]   THE
        ADVOCACY
          FUND


THE ADVOCACY FUND PROXY VOTING RECORD

                               APPROVE     APPROVE    APPROVE/AMEND    ADD SHARES/      CREATE/ADD       INDEX      REQUIRE
  COMPANY                     BOARD OF     STOCK     DIRECTOR STOCK   APPROVE STOCK     SHARES TO        STOCK    INDEPENDENT
                              DIRECTORS*  INCENTIVE    OPTION PLAN     OPTION PLAN    EMPLOYEES STOCK    OPTION     DIRECTOR
                                            PLAN                                      PURCHASE/OPTION   EXERCISE    MAJORITY
                                                                                          PLAN           PRICE
------------------------------------------------------------------------------------------------------------------------------------
ADC Telecommunications, Inc.      N           N           N
------------------------------------------------------------------------------------------------------------------------------------
Altera                            N                                        Y               Y
------------------------------------------------------------------------------------------------------------------------------------
American Express Co.              Y
------------------------------------------------------------------------------------------------------------------------------------
American International Group      Y                                                                                    Y
------------------------------------------------------------------------------------------------------------------------------------
Analog Devices, Inc.              N
------------------------------------------------------------------------------------------------------------------------------------
Apache                            N
------------------------------------------------------------------------------------------------------------------------------------
Baxter International, Inc.        Y
------------------------------------------------------------------------------------------------------------------------------------
BJ Services                                               Y
------------------------------------------------------------------------------------------------------------------------------------
Citicorp                          N
------------------------------------------------------------------------------------------------------------------------------------
Compaq Computer                   Y                                        Y
------------------------------------------------------------------------------------------------------------------------------------
Ecolab                            N                       Y
------------------------------------------------------------------------------------------------------------------------------------
Elan Plc                          Y
------------------------------------------------------------------------------------------------------------------------------------
EMC                               N                                        Y
------------------------------------------------------------------------------------------------------------------------------------
Fannie Mae                        Y
------------------------------------------------------------------------------------------------------------------------------------
Helmerich & Payne, Inc.           Y           Y
------------------------------------------------------------------------------------------------------------------------------------
Home Depot, Inc.                  Y                                                        Y
------------------------------------------------------------------------------------------------------------------------------------
IBM                               Y
------------------------------------------------------------------------------------------------------------------------------------
Illinois Tool Works               Y           Y
------------------------------------------------------------------------------------------------------------------------------------
Intel                             Y
------------------------------------------------------------------------------------------------------------------------------------
JP Morgan Chase & Co.
------------------------------------------------------------------------------------------------------------------------------------
McGraw-Hill Cos., Inc.            Y
------------------------------------------------------------------------------------------------------------------------------------
Merck & Co., Inc.                 Y           Y
------------------------------------------------------------------------------------------------------------------------------------
Minnesota Mining & Manufacturing  Y                                                                         Y
------------------------------------------------------------------------------------------------------------------------------------
Noble Drilling                    N
------------------------------------------------------------------------------------------------------------------------------------
NY Times                          Y                                                        Y
------------------------------------------------------------------------------------------------------------------------------------
PepsiCo
------------------------------------------------------------------------------------------------------------------------------------
Qwest Communications Intl.        N                                                        Y
------------------------------------------------------------------------------------------------------------------------------------
SBC Communications                Y                                                        Y
------------------------------------------------------------------------------------------------------------------------------------
Starbucks Corp.                   N
------------------------------------------------------------------------------------------------------------------------------------
TCF Financial Corp.               N
------------------------------------------------------------------------------------------------------------------------------------
United Parcel Service             Y                                                        Y
------------------------------------------------------------------------------------------------------------------------------------
UnitedHealth Group                N
------------------------------------------------------------------------------------------------------------------------------------
Vodafone Group Plc                N
------------------------------------------------------------------------------------------------------------------------------------



*The Fund votes AGAINST all non-diverse Boards of Directors, i.e., Boards with less than 20% representation of women and/or minorities.

All Votes on Social Resolutions are YES unless otherwise indicated; for detailed information on shareholder resolution vote results and proxy voting policies, please visit www.advocacyfund.com.


  8  ---------------------------------------------------------------------------

 [LOGO]   THE
        ADVOCACY
          FUND



                                          ADOPT            INCREASE
                                        INDEPENDENT       AUTHORIZED/
 COMPANY                                NOMINATING          ISSUED
                                        COMMITTEE           STOCK

--------------------------------------------------------------------------------
ADC Telecommunications
--------------------------------------------------------------------------------
Altera                                                         Y
--------------------------------------------------------------------------------
American Express
--------------------------------------------------------------------------------
American International Group                 Y
--------------------------------------------------------------------------------
Analog Devices
--------------------------------------------------------------------------------
Apache
--------------------------------------------------------------------------------
Baxter International                                           Y
--------------------------------------------------------------------------------
BJ Services Co.                                                Y
--------------------------------------------------------------------------------
Citicorp                                                       Y
--------------------------------------------------------------------------------
Compaq Computer
--------------------------------------------------------------------------------
Ecolab
--------------------------------------------------------------------------------
Elan Plc
--------------------------------------------------------------------------------
EMC                                                            Y
--------------------------------------------------------------------------------
Fannie Mae
--------------------------------------------------------------------------------
Helmerich & Payne
--------------------------------------------------------------------------------
Home Depot
--------------------------------------------------------------------------------
IBM
--------------------------------------------------------------------------------
Illinois Tool Works
--------------------------------------------------------------------------------
Intel
--------------------------------------------------------------------------------
JP Morgan Chase & Co.
--------------------------------------------------------------------------------
McGraw-Hill
--------------------------------------------------------------------------------
Merck
--------------------------------------------------------------------------------
Minnesota Mining & Manufacturing
--------------------------------------------------------------------------------
Noble Drilling
--------------------------------------------------------------------------------
NY Times
--------------------------------------------------------------------------------
PepsiCo                                                        Y
--------------------------------------------------------------------------------
Qwest Communications Intl
--------------------------------------------------------------------------------
SBC Communications
--------------------------------------------------------------------------------
Starbucks
--------------------------------------------------------------------------------
TCF Financial
--------------------------------------------------------------------------------
United Parcel Service
--------------------------------------------------------------------------------
UnitedHealth Group                                             Y
--------------------------------------------------------------------------------
Vodafone Group Plc
--------------------------------------------------------------------------------


   8 (continued)----------------------------------------------------------------


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                                                     [LOGO]    THE
                                                             ADVOCACY
                                                               FUND


                              ADOPT       DECLASSIFY   APPROVE   APPROVE    DOUBLE       ADOPT       ROTATE
  COMPANY                   INCENTIVE      BOARD OF    CHARTER    MERGER  NOMINATIONS CONFIDENTIAL   ANNUAL
                           COMPENSATION   DIRECTORS   AMENDMENT  TAKEOVER  FOR BOARD     VOTING      MEETING
                             PROGRAM                                                                 LOCATION


ADC Telecommunications
------------------------------------------------------------------------------------------------------------------------------------
Altera
------------------------------------------------------------------------------------------------------------------------------------
American Express                                                                                         Y
------------------------------------------------------------------------------------------------------------------------------------
American International Group
------------------------------------------------------------------------------------------------------------------------------------
Analog Devices
------------------------------------------------------------------------------------------------------------------------------------
Apache
------------------------------------------------------------------------------------------------------------------------------------
Baxter International              Y          Y
------------------------------------------------------------------------------------------------------------------------------------
BJ Services Co.
------------------------------------------------------------------------------------------------------------------------------------
Citicorp
------------------------------------------------------------------------------------------------------------------------------------
Compaq Computer                                                                Y
------------------------------------------------------------------------------------------------------------------------------------
Ecolab
------------------------------------------------------------------------------------------------------------------------------------
Elan Plc
------------------------------------------------------------------------------------------------------------------------------------
EMC
------------------------------------------------------------------------------------------------------------------------------------
Fannie Mae
------------------------------------------------------------------------------------------------------------------------------------
Helmerich & Payne
------------------------------------------------------------------------------------------------------------------------------------
Home Depot
------------------------------------------------------------------------------------------------------------------------------------
IBM
------------------------------------------------------------------------------------------------------------------------------------
Illinois Tool Works
------------------------------------------------------------------------------------------------------------------------------------
Intel
------------------------------------------------------------------------------------------------------------------------------------
JP Morgan Chase & Co.                                                Y*
------------------------------------------------------------------------------------------------------------------------------------
McGraw-Hill
------------------------------------------------------------------------------------------------------------------------------------
Merck                                        Y
------------------------------------------------------------------------------------------------------------------------------------
Minnesota Mining & Manufacturing                                               Y
------------------------------------------------------------------------------------------------------------------------------------
Noble Drilling
------------------------------------------------------------------------------------------------------------------------------------
NY Times
------------------------------------------------------------------------------------------------------------------------------------
PepsiCo                                                    Y         Y**
------------------------------------------------------------------------------------------------------------------------------------
Qwest Communications Intl
------------------------------------------------------------------------------------------------------------------------------------
SBC Communications                                                             Y
------------------------------------------------------------------------------------------------------------------------------------
Starbucks
------------------------------------------------------------------------------------------------------------------------------------
TCF Financial
------------------------------------------------------------------------------------------------------------------------------------
United Parcel Service
------------------------------------------------------------------------------------------------------------------------------------
United Health Group                                                                         Y
------------------------------------------------------------------------------------------------------------------------------------
Vodafone Group Plc
------------------------------------------------------------------------------------------------------------------------------------


                                                                               *Chase/JP Morgan
                                                                              **Quaker Oats


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


                                                    [LOGO]     THE
                                                             ADVOCACY
                                                              FUND


                                   LIMIT      REPORT ON       SEEK      AUTHORIZE    REINSTATE
  COMPANY                        DIRECTOR      PENSION      APPROVAL    POLITICAL   CUMULATIVE     SOCIAL
                                  TENURE     FUND SURPLUS   SEVERANCE   DONATIONS     VOTING     RESOLUTIONS
                                                            PACKAGES


ADC Telecommunications
------------------------------------------------------------------------------------------------------------------------------------
Altera
------------------------------------------------------------------------------------------------------------------------------------
American Express
------------------------------------------------------------------------------------------------------------------------------------
American International Group                                                                          A,B
------------------------------------------------------------------------------------------------------------------------------------
Analog Devices
------------------------------------------------------------------------------------------------------------------------------------
Apache
------------------------------------------------------------------------------------------------------------------------------------
Baxter International
------------------------------------------------------------------------------------------------------------------------------------
BJ Services Co.
------------------------------------------------------------------------------------------------------------------------------------
Citicorp                                                                                             A,C,D,E,F
------------------------------------------------------------------------------------------------------------------------------------
Compaq Computer
------------------------------------------------------------------------------------------------------------------------------------
Ecolab
------------------------------------------------------------------------------------------------------------------------------------
Elan Plc
------------------------------------------------------------------------------------------------------------------------------------
EMC
------------------------------------------------------------------------------------------------------------------------------------
Fannie Mae                                                                               Y
------------------------------------------------------------------------------------------------------------------------------------
Helmerich & Payne
------------------------------------------------------------------------------------------------------------------------------------
Home Depot                                                                                             G,H
------------------------------------------------------------------------------------------------------------------------------------
IBM                                  Y                                                                  L
------------------------------------------------------------------------------------------------------------------------------------
Illinois Tool Works
------------------------------------------------------------------------------------------------------------------------------------
Intel
------------------------------------------------------------------------------------------------------------------------------------
JP Morgan Chase & Co.
------------------------------------------------------------------------------------------------------------------------------------
McGraw-Hill
------------------------------------------------------------------------------------------------------------------------------------
Merck                                                                                                  J,K
------------------------------------------------------------------------------------------------------------------------------------
Minnesota Mining & Manufacturing                                                                        I
------------------------------------------------------------------------------------------------------------------------------------
Noble Drilling
------------------------------------------------------------------------------------------------------------------------------------
NY Times
------------------------------------------------------------------------------------------------------------------------------------
PepsiCo
------------------------------------------------------------------------------------------------------------------------------------
Qwest Communications Intl                          Y             Y
------------------------------------------------------------------------------------------------------------------------------------
SBC Communications
------------------------------------------------------------------------------------------------------------------------------------
Starbucks
------------------------------------------------------------------------------------------------------------------------------------
TCF Financial
------------------------------------------------------------------------------------------------------------------------------------
United Parcel Service
------------------------------------------------------------------------------------------------------------------------------------
United Health Group
------------------------------------------------------------------------------------------------------------------------------------
Vodafone Group Plc                                                          N
------------------------------------------------------------------------------------------------------------------------------------



A. Link Executive pay to social criteria
B. Report on Equal Employment Opportunity
C. Affirm political nonpartisanship
D. Adopt strict criteria for emerging market loans
E. Report on indirect links to Burma
F. Establish stockholder matching gift program
G. Report on Global Human Rights Standards
H. Adopt Sexual Orientation Non-Discrimination Policy
I. Restrict executive compensation
J. Adopt policy of drug price restraint
K. Report on "Glass Ceiling"
L. Reverse pension/insurance changes



------------------------------------------------------------------ 9 (continued)

 [LOGO]   THE
        ADVOCACY
          FUND


PERFORMANCE CHART AND ANALYSIS
JUNE 30, 2001
--------------------------------------------------------------------------------

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT

The following chart reflects the change in value of a $10,000 investment, including reinvested dividends and distributions, in The Advocacy Fund (the "Fund"), compared with a broad-based securities market index and a peer based average, since the Fund's inception on September 1, 2000. The Standard and Poor's 500 Composite Index ("S&P 500 Index") is an unmanaged market-value weighted index representing the performance of 500 widely held, publicly traded large capitalization stocks. The Lipper averages are compiled by Lipper Inc. an independent mutual fund research and rating service. Each Lipper average represents a universe of funds that are similar in investment objective. The total returns of the Fund and Lipper averages include operating expenses that reduce returns, while the total return of the S&P 500 Index does not include expenses. The S&P 500 Index and Lipper averages are not available for investment. Returns for less than one year are not annualized. Past performance is not predictive nor a guarantee of future results. Market volatility can significantly affect short-term performance. Results of an investment made today may differ substantially from the Fund's historical performance. Investment return and principal value of an investment in each Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

CUMULATIVE TOTAL RETURN AS OF JUNE 30, 2001
-------------------------------------------
The Advocacy Fund:                                   (24.30%)
S&P 500 Index:                                       (18.69%)
Lipper Large-Cap Core Funds Average:                 (19.44%)


INVESTMENT VALUE ON JUNE 30, 2001
The Advocacy Fund:                                    $7,570
S&P 500 Index:                                        $8,131
Lipper Large-Cap Core Funds Average:                  $8,056


[EDGAR REPRESENTATION OF GRAPH CHART:]

                          THE                     LIPPER LARGE
                        ADVOCACY      S&P 500      -CAP CORE
                          FUND         INDEX     FUNDS AVERAGE

   09/01/00              10,000        10,000       10,000
   09/30/00               9,310         9,453        9,502
   10/31/00               9,190         9,413        9,428
   11/30/00               8,350         8,671        8,687
   12/31/00               8,470         8,714        8,801
   01/31/01               8,770         9,023        8,992
   02/28/01               7,790         8,201        8,217
   03/31/01               7,340         7,681        7,679
   04/30/01               7,820         8,278        8,257
   05/31/01               7,750         8,333        8,296
   06/30/01               7,570         8,131        8,056


   10 --------------------------------------------------------------------------

                                                            [LOGO]    THE
                                                                    ADVOCACY
                                                                      FUND


SCHEDULE OF INVESTMENTS
JUNE 30, 2001
--------------------------------------------------------------------------------

COMMON STOCK - 86.4%
SHARES    SECURITY DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 11.4%
    350   AOL Time Warner, Inc. +                                       $ 18,550
    200   Best Buy Co., Inc. +                                            12,704
    450   Home Depot, Inc.                                                20,947
    500   McGraw-Hill Cos., Inc.                                          33,075
  1,050   Starbucks Corp.  +                                              24,150
    750   New York Times Co.                                              31,500
    200   Target Corp.                                                     6,920
                                                                     -----------
                                                                         147,846
                                                                     -----------

CONSUMER STAPLES - 3.9%
    500   CVS Corp.                                                       19,300
    500   PepsiCo, Inc.                                                   22,100
    350   SYSCO Corp.                                                      9,503
                                                                     -----------
                                                                          50,903
                                                                     -----------

ENERGY - 5.0%
    400   B.J. Services Co. +                                             11,352
    450   Baker Hughes, Inc.                                              15,075
    275   BP Plc                                                          13,709
    425   ENSCO International, Inc.                                        9,945
    200   Helmerich & Payne, Inc.                                          6,198
    250   Noble Drilling Corp. +                                           8,188
                                                                     -----------
                                                                          64,467
                                                                     -----------

FINANCIALS - 18.9%
    900   American Express Co.                                            34,920
    275   American International Group, Inc.                              23,650
    300   Bank of America Corp.                                           18,009
    900   Citigroup, Inc.                                                 47,556
    475   Fannie Mae                                                      40,446
    450   Fifth Third Bancorp                                             27,022
    750   J.P. Morgan Chase & Co.                                         33,450
    400   TCF Financial Corp.                                             18,524
                                                                     -----------
                                                                         243,577
                                                                     -----------

HEALTH CARE - 12.3%
    450   Baxter International, Inc.                                      22,050
    350   Elan Corp. Plc                                                  21,350
    300   Genzyme Corp. +                                                 18,300
    550   Johnson & Johnson                                               27,500
    550   Medtronic, Inc.                                                 25,306
    260   Merck & Co., Inc.                                               16,617
    450   UnitedHealth Group, Inc.                                        27,787
                                                                     -----------
                                                                         158,910
                                                                     -----------

INDUSTRIALS - 5.9%
    500   Illinois Tool Works, Inc.                                       31,650
    225   Minnesota Mining & Manufacturing Co.                            25,673
    325   United Parcel Service, Inc.                                     18,785
                                                                     -----------
                                                                          76,108
                                                                     -----------


------------------------------------
  + Non-income producing security.

  See Notes to Financial Statements.


-----------------------------------------------------------------------   11

 [LOGO]   THE
        ADVOCACY
         FUND


 SCHEDULE OF INVESTMENTS
 JUNE 30, 2001
--------------------------------------------------------------------------------
 COMMON STOCK - 86.4%
 SHARES   SECURITY DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------
 INFORMATION TECHNOLOGY - 18.1%
    975   ADC Telecommunications, Inc. +                             $     6,435
    325   Altera Corp. +                                                   9,425
    550   Analog Devices, Inc. +                                          23,787
    700   Atmel Corp. +                                                    9,443
  1,100   Cisco Systems, Inc. +                                           20,020
    600   Compaq Computer Corp.                                            9,294
    775   EMC Corp. +                                                     22,514
    800   Intel Corp.                                                     23,400
    125   International Business Machines Corp.                           14,125
    570   Microsoft Corp. +                                               41,382
    350   Nokia Corp.                                                      7,714
  1,500   Oracle Corp. +                                                  28,500
  1,150   Sun Microsystems, Inc. +                                        18,078
                                                                     -----------
                                                                         234,117
                                                                     -----------

 MATERIALS - 1.4%
    400   Air Products & Chemicals, Inc.                                  18,300
                                                                     -----------

 TELECOMMUNICATION SERVICES - 4.3%
    800   Qwest Communications Internationa, Inc.                         25,496
    525   SBC Communications, Inc.                                        21,032
    400   Vodafone Group Plc                                               8,940
                                                                      ----------
                                                                          55,468
                                                                      ----------

 UTILITIES - 5.2%
    525   AES Corp. +                                                     22,601
    400   IDACORP, Inc.                                                   13,952
    300   KeySpan Corp.                                                   10,944
    375   National Fuel Gas Co.                                           19,496
                                                                     -----------
                                                                          66,993
                                                                     -----------

 Total Common Stock (Cost $1,199,513)                                $ 1,116,689
                                                                     -----------

 SHORT-TERM INVESTMENTS - 4.1%

 FACE AMOUNT
 CASH MANAGEMENT ACCOUNTS - 4.1%
      52,944 PAX World Money Market Fund                             $    52,944
                                                                     -----------
          (Cost $52,944)

 Total Investments in Securities (Cost $1,252,457) - 90.5%           $ 1,169,633
 Other Assets and Liabilities, Net - 9.5%                                122,313
 Total Net Assets - 100.0%                                           -----------
                                                                      $1,291,946
                                                                     ===========



------------------------------------
  + Non-income producing security.

  See Notes to Financial Statements.


   12 --------------------------------------------------------------------------

                                                          [LOGO]    THE
                                                                  ADVOCACY
                                                                    FUND


STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2001
-------------------------------------------------------------------------------

ASSETS
  Total investments, at value (Cost $1,252,457) (Note 2)           $  1,169,633
  Receivable from adviser (Note 3)                                       43,994
  Receivable for Fund shares sold                                       164,330
  Interest, dividends and other receivables                                 695
                                                                   -------------
Total Assets                                                          1,378,652
                                                                   -------------

LIABILITIES
  Payable for securities purchased                                       37,492
  Payable to administrator (Note 3)                                       4,084
  Payable to transfer agent (Note 3)                                      8,933
  Payable to accountants  (Note 3)                                       10,368
  Accrued audit fees                                                     16,500
  Accrued expenses and other liabilities                                  9,329
                                                                   -------------

Total Liabilities                                                        86,706
                                                                   -------------

NET ASSETS                                                         $  1,291,946
                                                                   =============

COMPONENTS OF NET ASSETS
  Paid-in capital                                                  $  1,395,227
  Undistributed net investment loss                                           -
  Accumulated net realized loss from investments                        (20,457)
  Unrealized depreciation of investments                                (82,824)
                                                                   -------------

NET ASSETS                                                         $  1,291,946
                                                                   =============

SHARES OF BENEFICIAL INTEREST                                           170,746

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE           $ 7.57



See Notes to Financial Statements.

------------------------------------------------------------------------    13

 [LOGO]   THE
        ADVOCACY
          FUND


STATEMENT OF OPERATIONS
PERIOD ENDED JUNE 30, 2001 (a)
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest income                                                     $     1,548
Dividend income                                                           4,059
                                                                    ------------
Total Investment Income                                                   5,607
                                                                    ------------

EXPENSES
Investment advisory (Note 3)                                              2,965
Administration (Note 3)                                                  19,961
Transfer agency (Note 3)                                                 23,346
Custody (Note 3)                                                          6,184
Legal                                                                       555
Trustees                                                                     17
Reporting                                                                 8,392
Compliance                                                               19,231
Accounting (Note 3)                                                      32,584
Audit                                                                    17,300
Miscellaneous                                                             3,235
                                                                    ------------
Total Expenses                                                          133,770
Fees waived and expenses reimbursed (Note 4)                           (126,913)
                                                                    ------------
Net Expenses                                                              6,857
                                                                    ------------

NET INVESTMENT LOSS                                                      (1,250)
                                                                    ------------

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized loss on investments                                        (20,457)
Net change in unrealized depreciation of investments                    (82,824)
                                                                    ------------

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                        (103,281)
                                                                    ------------

NET DECREASE IN NET ASSETS FROM OPERATIONS                          $  (104,531)
                                                                    ============


----------------------------------------------
(a) Commenced operations on September 1, 2000.

See Notes to Financial Statements.


   14 --------------------------------------------------------------------------

                                                           [LOGO]     THE
                                                                    ADVOCACY
                                                                      FUND


STATEMENT OF CHANGES IN NET ASSETS
PERIOD ENDED JUNE 30, 2001 (a)
--------------------------------------------------------------------------------

OPERATIONS
Net investment loss                                                $     (1,250)
Net realized loss on investments                                        (20,457)
Net change in unrealized depreciation of investments                    (82,824)
                                                                   -------------
Net Decrease in Net Assets from Operations                             (104,531)
                                                                   -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income on investments                                         -
                                                                   -------------

CAPITAL SHARE TRANSACTIONS
Sale of shares                                                        1,396,585
Redemption of shares                                                       (108)
                                                                   -------------
Net Increase from Capital Transactions                                1,396,477
                                                                   -------------

Net Increase in Net Assets                                            1,291,946
                                                                   -------------

NET ASSETS
   Beginning of Period                                                       -
   End of Period (A)                                               $  1,291,946
                                                                   =============

SHARE TRANSACTIONS
    Sale of shares                                                      170,759
    Redemption of shares                                                    (13)
                                                                   -------------
                                                                   -------------
Net Increase in Shares                                                  170,746
                                                                   ============

(A) Undistributed Net Investment Loss                              $         -
                                                                   =============

_____________________________________________
(a) Commenced operations on September 1, 2000.

See Notes to Financial Statements.


------------------------------------------------------------------------    15

 [LOGO]   THE
        ADVOCACY
          FUND


FINANCIAL HIGHLIGHTS
PERIOD ENDED JUNE 30, 2001 (a)
--------------------------------------------------------------------------------

Selected per share data and ratios for a share outstanding throughout the period.


NET ASSET VALUE, BEGINNING OF PERIOD                                    $10.00
                                                                   -------------

OPERATIONS
Net investment loss                                                      (0.01)
Net realized and unrealized loss on investments                          (2.42)
                                                                   -------------
                                                                   -------------
Total from Operations                                                    (2.43)
                                                                   -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income                                                        -
                                                                   -------------

NET ASSET VALUE, END OF PERIOD                                           $7.57
                                                                   =============

TOTAL RETURN                                                            (24.30%)

RATIO/SUPPLEMENTARY DATA
   Net assets at end of period (000's omitted)                          $1,292
   Ratios to average net assets (b)
   Expenses, including waiver of fees                                     1.50%
   Expenses, excluding waiver of fees                                    29.03%
   Net investment loss, including waiver of fees                         (0.27%)


PORTFOLIO TURNOVER RATE                                                     24%

---------------------------------------------
(a) Commenced operations on September 1, 2000.

(b) Annualized.

See Notes to Financial Statements.


   16 --------------------------------------------------------------------------

                                                           [LOGO]     THE
                                                                    ADVOCACY
                                                                      FUND


NOTES TO FINANCIAL STATEMENTS
PERIOD ENDED JUNE 30, 2001
--------------------------------------------------------------------------------

NOTE 1.  ORGANIZATION

This report relates to The Advocacy Fund (the "Fund"), a diversified series of Forum Funds (the "Trust"). The Trust is a Delaware business trust that is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "Act"). The Fund commenced operations on September 1, 2000 and is devoted to making socially responsible investments. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund's shares of beneficial interest without par value.

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with accounting principles generally accepted in the United States, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from these estimates. The following summarizes the significant accounting policies of the Fund:

SECURITY VALUATION - On each Fund business day, the Trust determines the net asset value per share of the Fund as of the close of the regular trading day on the New York Stock Exchange. Securities, other than short-term securities, held by the Fund, and for which market quotations are readily available, are valued using the last reported sales price provided by independent pricing services. If no sales price is reported, the mean of the last bid and ask price is used. In the absence of readily available market quotations, securities are valued at fair value as determined by the Trusts Board of Trustees. Securities that mature in sixty days or less are valued at amortized cost. Investments in other open-end investment companies are valued at net asset value.

SECURITY TRANSACTIONS AND INVESTMENT INCOME - Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned. Identified cost of investments sold is used to determine gain and loss for both financial statement and federal income tax purposes.

REPURCHASE AGREEMENTS - The Fund may invest in repurchase agreements. The Fund, through its custodian, receives delivery of the underlying securities, whose market value must always exceed the repurchase price. In the event of default, the Fund may have difficulties disposing of such securities.

DISTRIBUTIONS TO SHAREHOLDERS - Distributions of net investment income and net capital gain, if any, are declared and paid at least annually. Distributions are based on amounts calculated in accordance with applicable income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.


------------------------------------------------------------------------    17

 [LOGO]   THE
        ADVOCACY
          FUND


NOTES TO FINANCIAL STATEMENTS
PERIOD ENDED JUNE 30, 2001
--------------------------------------------------------------------------------


FEDERAL TAXES - The Fund intends to qualify each year as a regulated investment company and distribute all its taxable income. In addition, by distributing in each calendar year substantially all its net investment income, capital gain and certain other amounts, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

EXPENSE ALLOCATION - The Trust accounts separately for the assets, liabilities and operations of each of its funds. Expenses that are directly attributable to more than one fund are allocated among the respective funds in proportion to each fund's average daily net assets.

ADOPTION OF NEW ACCOUNTING PRINCIPLE - In November 2000, the American Institute of Certified Public Accountants ("AICPA") issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide applies to annual financial statements issued for fiscal years beginning December 15, 2000. The adoption of the Guide did not have a significant effect on the financial statements.

NOTE 3.  ADVISORY FEES AND OTHER TRANSACTIONS WITH RELATED PARTIES

INVESTMENT ADVISER - The Fund's investment adviser is Trillium Asset Management Corporation (the "Adviser"), originally founded in 1982. The Adviser has been owned by its employees since inception. Pursuant to an Investment Advisory Agreement, the Adviser receives an advisory fee from the Fund at an annual rate of 0.65% of the Fund's average daily net assets.

ADMINISTRATOR - The Fund's administrator is Forum Administrative Services, LLC ("FAdS"). For its services, FAdS receives an administrative fee of $24,000 per year and 0.05% of the average daily net assets of the Fund for the first $1 billion of Fund assets.

TRANSFER AGENT - The Fund's transfer agent and dividend disbursing agent is Forum Shareholder Services, LLC ("FSS"). FSS receives from the Fund an annual fee of $24,000, plus an annual shareholder account fee of $24 per shareholder account and a monthly internet services fee of $500.

DISTRIBUTOR - Forum Fund Services, LLC ("FFS"), a registered broker-dealer and a member of the National Association of Securities Dealers, Inc., is the Fund's distributor. The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the Act with respect to the Fund under which the Trust may reimburse FFS for the distribution expenses incurred by FFS or its agents on behalf of the Fund up to 0.25% of the average daily net assets of the Fund. FFS may pay any or all amounts of these payments to various institutions that provide distribution or shareholder services for the Fund. For the period of this report the fund was not charged a distribution fee.

OTHER SERVICE PROVIDERS - Forum Accounting Services, LLC ("FAcS") provides fund accounting services to the Fund. For its services, FAcS receives an annual fee of $36,000 and 0.02% of the average daily net assets of the Fund, plus certain amounts based upon the asset level of


    18 -------------------------------------------------------------------------

                                                       [LOGO]     THE
                                                                ADVOCACY
                                                                  FUND


NOTES TO FINANCIAL STATEMENTS
PERIOD ENDED JUNE 30, 2001
--------------------------------------------------------------------------------

the Fund as well as the number and types of portfolio transactions made by the Fund. The custodian is Forum Trust, LLC, to which the Fund pays an annual maintenance fee of $3,600, plus 0.01% of the Fund average daily net assets and certain other transactional fees.

NOTE 4.  WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

The Adviser contractually waived $2,965 in fees and reimbursed certain expenses totaling $123,948 for the period from September 1, 2000 to June 30, 2001.

NOTE 5.  SECURITY TRANSACTIONS

The cost of purchases and proceeds from sales of securities, other than short-term investments, for the period September 1, 2000 to June 30, 2001, were $1,354,293 and $134,323, respectively.

For federal income tax purposes, the tax cost basis of investment securities owned as of June 30, 2001, was $1,263,533, and the net unrealized depreciation of investment securities was ($93,900). The aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost was $59,398, and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value was $153,298. The Fund has capital loss carryover of $1,086 as of June 30, 2001, which will expire in June 2009 and is available to offset future capital gains. The Fund has a current year deferred post-October capital loss of $8,295. This loss will be realized for tax purposes on the first day of the following tax year.


------------------------------------------------------------------------    19

[LOGO]    THE
        ADVOCACY
          FUND


INDEPENDENT AUDITORS' REPORT
PERIOD ENDED JUNE 30, 2001
--------------------------------------------------------------------------------

Board of Trustees and Shareholders,
The Advocacy Fund:

         We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of The Advocacy Fund (the "Fund"), as of June 30, 2001, and the related statement of operations, the statements of changes in net assets, and the financial highlights for the period from September 1, 2000 (inception) to June 30, 2001. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

         We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at June 30, 2001 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed alternative procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

         In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of The Advocacy Fund as of June 30, 2001, and the results of its operations, the changes in its net assets, and its financial highlights for the period from September 1, 2000 (inception) to June 30, 2001 in conformity with accounting principles generally accepted in the United States of America.




DELOITTE & TOUCHE LLP


Boston, Massachusetts
August 3, 2001


   20 --------------------------------------------------------------------------

                             INVESTMENT ADVISER
                   TRILLIUM ASSET MANAGEMENT CORPORATION
                              711 Atlantic Avenue
                           Boston, Massachusetts 02111

                                 DISTRIBUTOR
                           FORUM FUND SERVICES, LLC
                              Two Portland Square
                             Portland, Maine 04101

                                TRANSFER AGENT
                        FORUM SHAREHOLDER SERVICES, LLC
                              Two Portland Square
                              Portland, Maine 04101


               This report is authorized for distribution only to
                shareholders and others who have received a copy
                            of the Fund's prospectus.


                              [LOGO]    THE
                                      ADVOCACY
                                        FUND


                               Two Portland Square
                               Portland, Maine 04101
                                   800-448-0974
                               www.advocacyfund.com
                               Nasdaq Ticker - ADVOX